UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Limited
(Exact name of registrant as specified in charter)

11 Summer Street, 4th Floor, Buffalo, New York	14209-2256
(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, New York 11245
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(716) 883-2428

Date of fiscal year end:	November 30, 2009

Date of reporting period:	August 31, 2009

Item 1.	Schedule of Investments

ASA Limited
Schedule of Investments (Unaudited)
August 31, 2009

Name of Company	Number of Shares/ Principal Amount	Market Value	Percent of Net Assets

Common Shares & Warrants

Gold investments
Gold mining companies
Australia
Newcrest Mining Limited – ADRs	1,765,000	$44,699,400	8.6%

Canada
Agnico-Eagle Mines Limited	600,000	34,440,000	6.6
Barrick Gold Corporation	1,025,000	35,567,500	6.9
Goldcorp Inc.	1,200,000	43,752,000	8.4
Golden Star Resources Limited (1)	750,000	1,965,000	0.4
IAMGOLD Corporation	600,000	6,978,000	1.3
Kinross Gold Corporation	1,125,000	21,318,750	4.1
NovaGold Resources Inc. (1)(3)	1,157,691	4,503,419	0.9
NovaGold Resources Inc. $1.50 Warrants, 01/21/13, (1)(3)	2,307,691	6,069,227	1.2
Yamana Gold Inc.	600,000	5,520,000	1.1

		160,113,896	30.9

Channel Islands
Randgold Resources Limited - ADRs	919,700	54,087,557	10.4

Latin America
Compania de Minas Buenaventura S.A.A. – ADRs	1,459,000	36,868,930	7.1

South Africa
AngloGold Ashanti Limited	943,194	36,237,513	7.0
Gold Fields Limited	2,429,577	29,324,994	5.7
Harmony Gold Mining Company Limited-ADRs (1)	503,100	4,729,140	0.9

		70,291,647	13.6

United States
Newmont Mining Corporation	420,368	16,894,590	3.3
Royal Gold Inc.	150,000	5,952,000	1.2

Total gold mining companies (Cost - $166,830,326)		388,908,020	75.1

Platinum investments
Platinum mining companies
South Africa
Anglo Platinum Limited (1)	470,100	41,708,220	8.0
Impala Platinum Holdings Limited	1,497,400	35,003,706	6.7

		76,711,926	14.8

United Kingdom
Lonmin PLC – ADRs (1)	289,700	6,807,950	1.3

Total platinum investments (Cost $12,006,287)		83,519,876	16.1

Investments in other mining companies
United Kingdom
Anglo American plc (1) (Cost $3,790,736)	764,800	24,764,224	4.8

Total common shares (Cost $182,627,350)		497,192,120	95.9

Convertible Securities
Gold mining securities
Canada
NovaGold Resources Inc. 5.5% Senior Convertible Notes due 5/01/2015 ($15,000,000)	15,000,000	10,106,850	1.9

Total investments (Cost $197,627,350) (2)		507,298,970	97.8
Cash, receivables and other assets less liabilities		11,167,094	2.2

Net assets		$518,466,064	100.0%

ADR-American Depository Receipt

(1)	Non-income producing security

(2)

Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2009 were $318,576,756 and $8,905,135 respectively, resulting in net unrealized appreciation on investments of $309,671,621.

(3)	Securities restricted as to public resale. The aggregate market value of restricted assets was $10,572,646 at August 31, 2009, representing 2.0% of net assets.

(4)	At August 31, 2009, the Company held investments in restricted securities valued in accordance with procedures approved by the Company’s Board of Directors as reflecting fair value, as follows:

Shares/Warrants	Issuer	Acquisition Date	Cost	Value
1,157,691	NovaGold Resources Inc.	1/21/2009	$1,030,345	$4,503,419
2,307,691	NovaGold Resources Inc., $1.50 Warrants, 1/21/13	1/21/2009	$946,153	$6,069,227

Security Valuation  Portfolio securities listed on U.S. and foreign stock exchanges are generally valued at the last reported sale price on the date for which the valuation is being made on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value”, that value is likely to be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded on the New York Stock Exchange, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and current value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

The Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Company’s investments at market value:

Investments in Securities
Valuation Inputs	(Fair Value)
Level 1 – Quoted Prices	$356,096,761
Level 2 – Other Significant Observable Inputs	151,202,209
Total	$507,298,970

Risk It is a fundamental policy of the Company that at least 80% of its total assets be invested in securities of companies engaged, directly or indirectly, in the exploration, mining or processing of gold or other precious minerals and/or in other gold and precious mineral investments. A substantial portion of the Company’s assets currently is invested in South African companies and other companies having significant assets or operations in South Africa. The Company is, therefore, subject to gold and precious mineral related risks as well as risks related to investing in South Africa, including political, economic, regulatory, currency fluctuation and foreign exchange risks. The Company currently is invested in a limited number of securities and thus holds large positions in certain securities. Because the Company’s investments are concentrated in a limited number of securities of companies involved in the holding or mining of gold and other precious minerals and related activities, the net asset value of the Company may be subject to greater volatility than that of a more broadly diversified investment company.

Item 2.	Controls and Procedures.

(a)

The registrant’s President and Chief Executive Officer and its Chief Financial Officer and Treasurer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Limited

	By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer

Date: October 8, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

	By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer (Principal Executive Officer)

Date: October 8, 2009

	By	/s/ Lawrence G. Nardolillo

Lawrence G. Nardolillo
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: October 8, 2009